Long-Term Incentive Plan and Other Compensatory Awards (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012 Long Term Incentive Plan [Member]	Dec. 31, 2011 Long Term Incentive Plan [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member] Non Employees Member [Member]
Shares authorized, shares available for grant		10,500,000
Ending Balance, shares available for grant		2,101,245
Number Of Share Options Exercised		531,802
Balance Outstanding (Number of shares)	200,000	7,866,953	6,275,555
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		Option terms are set by the Board of Directors for each option grant, and generally vest immediately upon grant or over a period of time ranging up to three years, are exercisable in whole or installments, and expire ten years from the date of grant.
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Nov. 13, 2022
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		$ 1,022,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	50,000	1,828,000	433,000
Share Based Compensation Arrangement By Share Based Payment Award Unamortized Compensation Granted				$ 15,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 1.19	$ 0.59